Operating Costs and Expenses - Schedule of Construction and Infrastructure Cost (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Costs And Expenses
Personnel and managers	R$ 155	R$ 135	R$ 100
Materials	2,007	2,233	1,150
Outsourced services	1,458	1,052	682
Others	452	116	104
Total	R$ 4,072	R$ 3,536	R$ 2,036